STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net Loss				$ 5,309,118	$ 10,166,076
Changes in assets and liabilities:
Accounts payable				(1,812,538)	4,596,632
Accrued expenses				2,945,930	13,429,473
Net cash from operating activities				85,359,027	84,573,819
INVESTING ACTIVITIES:
Net cash used in investing activities				(53,761,166)	(47,388,932)
FINANCING ACTIVITIES:
Net cash from financing activities				44,944,000	39,947,625
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS				76,345,791	78,017,434
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year			$ 299,078,283	299,078,283	221,060,849
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	$ 299,078,283	$ 375,424,074		375,424,074	299,078,283
Aldel Financial Inc.
OPERATING ACTIVITIES:
Net Loss	(1,470)	(8,960,156)	(1,140)	(10,565,658)
Adjustments to reconcile net income to net cash from operating activities:
Change in fair value of warrant liabilities		7,776,110		9,107,979
Changes in assets and liabilities:
Offering cost payable				(55,000)
Accounts payable	1,470			85,000
Deferred offering cost				55,000
Prepaid expense				(812,393)
Net cash from operating activities				(2,185,072)
INVESTING ACTIVITIES:
Investment in marketable securities				(116,163,621)
Net cash used in investing activities				(116,163,621)
FINANCING ACTIVITIES:
Proceeds from promissory notes				250,000
Repayments of notes receivable related parties				(250,000)
Proceeds from sale of shares of common stock to initial stockholders				25,000
Proceeds from sale of units in IPO, including over-allotment, net of offering costs				113,451,257
Proceeds from sale of private units in private placement				5,150,000
Proceeds from sale of $15 exercise warrants in private placements				130,000
Proceeds from sale of underwritter units in private placement				100
Net cash from financing activities				118,756,357
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS	0			407,664
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year	0		$ 0	0
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	0	$ 407,664		$ 407,664	$ 0
Non-cash investing and financing activities:
Accrual of offering costs	$ 55,000